RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Services purchased from related parties			$ 161,264
Loans made to related parties	$ 2,053		1,412
Repayment of loans from a related party		$ 1,390
Horgos Zhijiantiancheng | Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Services purchased from related parties			161,264
Anruitai | Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Loans made to related parties	$ 2,053
Sheng Gong | Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Loans made to related parties			$ 1,412
Repayment of loans from a related party		$ 1,390